Expected credit loss measurement - ECL-relevant balance sheet and off-balance sheet positions including ECL allowances and provisions (Narrative) (Detail)	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.30%	0.28%	0.27%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.10%	0.10%
Increase decrease in ECL coverage	0.01%
Allowance for expected credit loss | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.37%	0.36%	0.35%
Allowance for expected credit loss | Real estate lending (on-balance sheet) | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.06%	0.07%
Allowance for expected credit loss | Corporate lending (on-balance sheet) | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	3.14%	3.02%	2.78%
Allowance for expected credit loss | Stage 1 and 2 positions | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.10%	0.10%
Allowance for expected credit loss | Stage 1 and 2 positions | Real estate lending (on-balance sheet) | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.04%	0.05%
Allowance for expected credit loss | Stage 1 and 2 positions | Corporate lending (on-balance sheet) | On-balance sheet
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.75%	0.72%	0.67%
Increase decrease in ECL coverage	0.03%